As filed with the U.S. Securities and Exchange Commission on October 19, 2017

File Nos. 333-179904 and 811-22649

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 295	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 295	☒
(Check appropriate box or boxes)

iShares U.S. ETF Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On November 17, 2017, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 295 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until November 17, 2017, the effectiveness of the registration statement for the iShares iBonds Dec 2025 AMT-Free Muni Bond ETF (the “Fund”), filed in Post-Effective Amendment No. 175 on November 2, 2015, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
183	January 15, 2016	February 14, 2016
188	February 11, 2016	March 12, 2016
194	March 11, 2016	March 29, 2016
200	March 28, 2016	April 15, 2016
204	April 14, 2016	April 29, 2016
207	April 28, 2016	May 6, 2016
210	May 5, 2016	June 3, 2016
214	June 2, 2016	July 1, 2016
218	June 30, 2016	July 29, 2016
222	July 28, 2016	August 26, 2016
226	August 25, 2016	September 23, 2016
230	September 22, 2016	October 21, 2016
234	October 20, 2016	November 18, 2016
239	November 17, 2016	December 16, 2016
243	December 15, 2016	January 13, 2017
247	January 12, 2017	February 10, 2017
251	February 9, 2017	March 10, 2017
256	March 9, 2017	April 7, 2017
261	April 6, 2017	May 5, 2017
266	May 4, 2017	June 2, 2017
270	June 1, 2017	June 30, 2017
275	June 29, 2017	July 28, 2017
280	July 27, 2017	August 25, 2017
285	August 24, 2017	September 22, 2017
290	September 21, 2017	October 20, 2017

This Post-Effective Amendment No. 295 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 175.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 295 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 19th day of October, 2017.

iSHARES U.S. ETF TRUST

By:
Martin Small*
President

Date: October 19, 2017

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 295 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Trustee

Date: October 19, 2017

John E. Martinez*
Trustee

Date: October 19, 2017

Cecilia H. Herbert*
Trustee

Date: October 19, 2017

Charles A. Hurty*
Trustee

Date: October 19, 2017

John E. Kerrigan*
Trustee

Date: October 19, 2017

Robert S. Kapito*
Trustee

Date: October 19, 2017

Madhav V. Rajan*
Trustee

Date: October 19, 2017

Jane D. Carlin*
Trustee

Date: October 19, 2017

Drew E. Lawton**
Trustee

Date: October 19, 2017

Richard L. Fagnani**
Trustee

Date: October 19, 2017

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: October 19, 2017

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: October 19, 2017

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Jane D. Carlin, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 236, filed November 15, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 273, filed June 29, 2017.